Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Maturity time deposits [Line Items]
2015	$ 105,894
2016	55,306
2017	15,938
2018	7,186
2019	5,136
After	84
Total time deposits	$ 189,544